STATUTORY RESERVES	12 Months Ended
Dec. 31, 2013
STATUTORY RESERVES
STATUTORY RESERVES

28. STATUTORY RESERVES

The Group’s ability to pay dividends is primarily dependent on the Group receiving distributions from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with US GAAP differ from those reflected in the statutory financial statements of the Group’s subsidiaries.

In accordance with the Law of the People’s Republic of China on Foreign Invested Enterprises (“FIE”) and its articles of association, a FIE established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A wholly-owned foreign invested enterprise (“WOFE”) is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A non-wholly-owned foreign invested enterprise is permitted to provide all the above allocation of annual after-tax profit at the discretion of its board of directors, except for the general reserve fund which has the same requirement as a WOFE. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. All of the subsidiaries of the Company except Wangkeng, Shapulong, Wuyue, Ruiyang, Husahe, Jinlong, Jintang, Jinwei and Dazhaihe were acquired or established as WOFEs, and therefore are subject to the above mandated restrictions on distributable profits. Wangkeng was acquired as a non-wholly-owned foreign invested equity; Shapulong and Wuyue are equity joint ventures established pursuant to the Law of China on Sino-Foreign Equity Joint Ventures, and Ruiyang, Husahe, Jinlong, Jintang, Jinwei and Dazhaihe are domestic companies established pursuant to the Company Law of China, and therefore are only subject to the 10% general reserve fund requirement.

As a result of the PRC laws, rules and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Group’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves as determined pursuant to PRC generally accepted accounting principles, totaling US$475,004 and US$503,912 as of December 31, 2012 and 2013, respectively. Profit appropriations of US$333, US$1,005 and US$833 were made for the years ended December 31, 2011, 2012 and 2013, respectively.